Income Tax - Schedule of Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance as of beginning of year	$ 16,558	$ 13,000	$ 5,033
Increase (decrease) related to prior year tax positions	2	(189)	1,890
Increase related to current year tax positions	3,083	3,747	6,077
Balance as of end of year	$ 19,643	$ 16,558	$ 13,000